HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2023
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

12.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2021	2022	2023
Rents	3,900	3,927	4,290
Utilities	507	603	685
Personnel costs	3,022	3,683	4,684
Depreciation and amortization	1,413	1,414	1,329
Consumable, food and beverage	969	1,026	1,327
Others	1,471	1,607	2,026
Total	11,282	12,260	14,341